Expense Example - Goldman Sachs ActiveBeta(R) Emerging Markets Equity ETF - Goldman Sachs ActiveBeta(R) Emerging Markets Equity ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	$ 443